CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Statement of cash flows [abstract]
OPERATING ACTIVITIES	$ 420	¥ 3,047	¥ (4,482)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(1)	(6)	(6)
Disposal of property, plant and equipment			3
Expenditures on mine development	(144)	(1,042)
Net cash flows used in investing activities	(145)	(1,048)	(3)
FINANCING ACTIVITIES
Repayments of bank loans	(207)	(1,500)	(1,500)
Advances from related companies	336	2,440	149
Payment of principal portion of lease liabilities	(80)	(583)	(543)
Payment of interest expenses of lease liabilities	(11)	(81)	(53)
Interest paid	(259)	(1,878)	(1,954)
Net cash flows used in financing activities	(221)	(1,602)	(3,901)
NET (DECREASE)/ INCREASE IN CASH AND CASH EQUIVALENTS	54	397	(8,386)
NET FOREIGN EXCHANGE DIFFERENCE	16	117	942
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,370	31,695	58,359
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 4,440	¥ 32,209	¥ 50,915